CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income		$ 1,448	$ 1,375	$ 2,719
Items that will not be reclassified subsequently to profit or loss:
Revaluation surplus		791	406	252
Marketable securities		0	0	153
Unrealized actuarial (losses) gains		(8)	160	170
Taxes on the above items		(168)	(152)	(197)
Share of income from investments in associates and joint ventures		159	89	96
Other comprehensive income that will not be reclassified to profit or loss, net of tax		774	503	474
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		795	(1,365)	(513)
Cash flow hedge		(466)	547	293
Net investment hedge		(34)	229	2
Taxes on the above items		61	(162)	(63)
Share of (losses) income from investments in associates and joint ventures		(251)	396	67
Other comprehensive income that will be reclassified to profit or loss, net of tax		105	(355)	(214)
Total other comprehensive income		879	148	260
Comprehensive income		2,327	1,523	2,979
Attributable to:
Limited partners		321	338	694
General partner		267	240	210
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		132	149	287
BIPC exchangeable shares		83	84	125
Exchangeable units	[1]	5	2	4
Interest of others in operating subsidiaries		$ 1,519	$ 710	$ 1,659

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.